INCOME TAX - Provision and Components (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
INCOME TAX
Dividend withholding tax (as a percent)	15.00%	15.00%	5.00%
Provision for income taxes
Current tax expense	₽ 18,165	$ 258.2	₽ 12,593	₽ 12,527
Deferred tax (benefit)/expense	4,569	65.0	(5,163)	666
Income tax expense	22,734	323.2	7,430	13,193
Components of net income before income taxes
Income/(loss) before income tax expense	₽ 70,349	$ 1,000.2	₽ (7,223)	₽ 36,543
Russia
INCOME TAX
Income tax rate (as a percent)	20.00%	20.00%	20.00%	20.00%
Netherlands.
INCOME TAX
Income tax rate (as a percent)	25.80%	25.80%	25.00%	25.00%
Russia
INCOME TAX
Dividend withholding tax (as a percent)	15.00%	15.00%
Provision for income taxes
Current tax expense	₽ 16,466	$ 234.1	₽ 11,987	₽ 12,421
Deferred tax (benefit)/expense	4,654	66.2	(5,436)	1,219
Components of net income before income taxes
Income/(loss) before income tax expense	80,299	1,141.6	14,520	40,332
Netherlands
Provision for income taxes
Current tax expense	549	7.8	218	38
Deferred tax (benefit)/expense	107	1.5	87	(738)
Components of net income before income taxes
Income/(loss) before income tax expense	(7,548)	(107.3)	(28,707)	(4,009)
Other
Provision for income taxes
Current tax expense	1,150	16.3	388	68
Deferred tax (benefit)/expense	(192)	(2.7)	186	185
Components of net income before income taxes
Income/(loss) before income tax expense	₽ (2,402)	$ (34.1)	₽ 6,964	₽ 220